Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2013
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for quality assurances at beginning of year	¥680,408	¥764,369	¥839,834	$8,930
Payments made during year	(476,771)	(348,214)	(344,279)	(3,661)
Provision for quality assurances	588,224	436,891	491,542	5,226
Changes relating to pre-existing quality assurances	(1,701)	(7,827)	(8,383)	(89)
Other	(25,791)	(5,385)	24,309	259

Liabilities for quality assurances at end of year	¥764,369	¥839,834	¥1,003,023	$10,665

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for recalls and other safety measures at beginning of year	¥301,422	¥389,499	¥468,697	$4,984
Payments made during year	(263,096)	(159,344)	(180,925)	(1,924)
Provision for recalls and other safety measures	356,749	237,907	270,883	2,880
Other	(5,576)	635	7,751	82

Liabilities for recalls and other safety measures at end of year	¥389,499	¥468,697	¥566,406	$6,022